BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 4,537	$ 4,801
Other receivables	17	5
Prepaid expenses	9	1
Inventories (Note 3)	176	112
Total current assets	4,739	4,919
Property and equipment, net (Note 4)		2
Total assets	4,739	4,921
Current liabilities
Other payables and accrued expenses (Note 9)	366	284
Total current liabilities	366	284
Shareholders' equity
Ordinary shares of NIS 1 par value (5,000,000 shares authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2014 and December 31, 2013)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,643)	(144,379)
Total shareholders' equity before reduction of treasury stock	14,258	14,522
Treasury stock, at cost: 89,850 as of December 31, 2014 and December 31, 2013	(9,885)	(9,885)
Total shareholders' equity	4,373	4,637
Total liabilities and shareholders' equity	$ 4,739	$ 4,921